Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information

23. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S‑X Rule 5‑04 and Rule 12‑04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, the VIEs and the VIEs’ subsidiaries.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general‑purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments or guarantees as of December 31, 2021 and 2022, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets (In thousands, except for share and per share data)

	As of December 31,
	2021	2022
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets
Cash and cash equivalents	1,845	1,517	220
Amounts due from subsidiaries	354,241	335,934	48,706
Prepayments and other current assets	28,427	8,314	1,205
Total current assets	384,513	345,765	50,131
Non-current assets
Investments in subsidiaries	9,563,708	10,741,234	1,557,333
Other assets	215	235	34
Total non-current assets	9,563,923	10,741,469	1,557,367
Total assets	9,948,436	11,087,234	1,607,498
LIABILITIES
Current liabilities
Amounts due to subsidiaries, the VIEs and the VIEs’ subsidiaries	17,887	357,042	51,766
Accrued interest payable	8,735	9,385	1,361
Accruals and other current liabilities	11,509	8,511	1,234
Convertible notes	—	2,063,545	299,186
Total current liabilities	38,131	2,438,483	353,547
Non-current liabilities
Convertible notes	1,882,689	—	—
Total non-current liabilities	1,882,689	—	—
Total liabilities	1,920,820	2,438,483	353,547
Commitments and contingencies (Note 21)

SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares ($0.0001 par value per share; 1,889,352,801 shares authorized, 286,430,946 shares issued, 273,270,100 shares outstanding as of December 31, 2021; 1,889,352,801 shares authorized, 300,707,476 shares issued,245,264,614 shares outstanding as of December 31, 2022)	180	191	29
Class B Ordinary Shares ($0.0001 par value per share; 110,647,199 shares authorized, 94,465,693 shares issued and outstanding as of December 31, 2021; 110,647,199 shares authorized,80,189,163 shares issued and outstanding as of December 31, 2022)	57	47	8
Treasury Stock	—	(328,764)	(47,666)
Additional paid-in capital	2,918,993	3,081,254	446,740
Accumulated other comprehensive income	11,273	(20,842)	(3,022)
Retained earnings	5,097,113	5,916,865	857,862
Total shareholders’ equity	8,027,616	8,648,751	1,253,951
Total liabilities and shareholders’ equity	9,948,436	11,087,234	1,607,498

Condensed Statements of Operations and Comprehensive Income (In thousands)

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
General and administrative expenses	(15,707)	(19,109)	(15,082)	(2,186)
Total operating expenses	(15,707)	(19,109)	(15,082)	(2,186)
Interest expense, net	(47,783)	(44,865)	(46,912)	(6,802)
Share of income from subsidiaries	626,877	2,395,789	872,049	126,435
Investment income/(loss)	27,624	(1,980)	—	—
Others, net	3,969	11,239	9,697	1,406
Income before income tax expense	594,980	2,341,074	819,752	118,853
Income tax expense	—	(7,151)	—	—
Net income attributable to ordinary shareholders	594,980	2,333,923	819,752	118,853
Other comprehensive income：
Foreign currency translation adjustments, net of tax	10,596	7,965	(32,115)	(4,656)
Total comprehensive income attributable to ordinary shareholders	605,576	2,341,888	787,637	114,197

Condensed Statements of Cash Flows (In thousands)

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				Note 2(e)
Net cash (used in)/provided by operating activities	(53,626)	14,196	(51,139)	(7,415)
Cash flows from investing activities:				—
Cash paid on long–term investments	—	(18,868)	—	—
Cash paid on acquisition of subsidiaries, net of cash acquired	—	—	(676)	(98)
Proceeds from disposal of long-term investments	27,754	65,537	—	—
Cash paid on loans to third parties	—	(22,317)	—	—
Net cash used in funds to Group companies	(107,446)	(15,263)	36,817	5,338
Net cash (used in)/provided by investing activities	(79,692)	9,089	36,141	5,240
Cash flows from financing activities:				—
Repurchase of treasury stock	—	—	(326,942)	(47,402)
Borrowings under loan from Group companies	—	—	323,446	46,895
Exercise of share–based awards	7,970	7,124	2,742	398
Net cash provided by financing activities	7,970	7,124	(754)	(109)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(13,607)	(29,410)	15,424	2,236
Net increase/(decrease) in cash, cash equivalents and restricted cash	(138,955)	999	(328)	(48)
Cash, cash equivalents and restricted cash at beginning of the year	139,917	846	1,845	268
Effect on the cash and cash equivalents at beginning of the year due to the adoption of ASC 326 (Note 2(g))	(116)	—	—	—
Cash, cash equivalents and restricted cash at end of the year	846	1,845	1,517	220

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries.

For the Company only condensed financial information, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such assets are presented on the Condensed Balance Sheets as “Investments in subsidiaries” and shares in the subsidiaries are presented as “Share of income from subsidiaries” on the Condensed Statements of Operations and Comprehensive Income. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.